Average Annual Total Returns - DWS CROCI Equity Dividend Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 02, 2015	(9.13%)	10.38%	6.79%	2.80%	9.74%	7.45%